Western Asset Ultra Short Obligations Fund
WESTERN ASSET ULTRA SHORT OBLIGATIONS FUND
Investment objective
The fund seeks a high level of income, consistent with liquidity and the preservation of capital.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Western Asset Ultra Short Obligations Fund	Class FI	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Western Asset Ultra Short Obligations Fund		Class FI		Class I		Class IS
Management fees	[1]	0.25%		0.25%		0.25%
Distribution and/or service (12b-1) fees	[1]	0.25%		none		none
Other expenses	[1]	1.76%	[2]	1.71%	[2]	1.58%	[3]
Total annual fund operating expenses	[1]	2.26%		1.96%		1.83%
Fees waived and/or expenses reimbursed	[1],[4]	(1.56%)		(1.51%)		(1.48%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1]	0.70%		0.45%		0.35%
[1]	The fund is a feeder fund that invests in securities through an underlying mutual fund, Ultra Short Obligations Portfolio. The information in this table and in the Example below reflects the direct fees and expenses of the fund and its allocated share of fees and expenses of Ultra Short Obligations Portfolio.
[2]	“Other expenses” for Class FI shares and Class I shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	“Other expenses” for Class IS shares have been restated to reflect current fees.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual fund operating expenses will not exceed 0.70% for Class FI shares, 0.45% for Class I shares and 0.35% for Class IS shares, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2018, without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example - Western Asset Ultra Short Obligations Fund - USD ($)	1 year	3 years	5 years	10 years
Class FI	72	396	915	2,342
Class I	46	311	766	2,030
Class IS	36	277	704	1,896

Number of years you own your shares ($)
Expense Example, No Redemption - Western Asset Ultra Short Obligations Fund - USD ($)	1 year	3 years	5 years	10 years
Class FI	72	396	915	2,342
Class I	46	311	766	2,030
Class IS	36	277	704	1,896

The fund is a feeder fund that invests in securities through an underlying mutual fund, Ultra Short Obligations Portfolio, which has the same investment objectives and strategies as the fund. This structure is sometimes known as a “master/feeder” structure.
Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 260%. This turnover rate represents the portfolio turnover rate of the portfolio in which the fund invests.
Principal investment strategies
Under normal circumstances, the fund will invest at least 80% of its assets in debt obligations (including bank obligations), other fixed income securities and related investments. The fund may invest in all types of U.S. dollar denominated short-term debt instruments, including bank obligations, commercial paper and asset-backed commercial paper, structured instruments and repurchase agreements. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. The fund may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The fund generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

Under normal circumstances, the fund will invest at least 25% of its assets in securities issued by companies in the financial services industry. Companies in the financial services industry include companies involved in activities such as banking, mortgage, consumer or specialized finance, investment banking, securities brokerage, asset management and custody, insurance, financial investment, real estate and mortgage finance and financial conglomerates. Although the fund concentrates its investments in the financial services industry, it may invest less than 25% of its assets in this industry as a temporary defensive measure.

Under normal circumstances, the fund expects to maintain a dollar-weighted average effective maturity of not more than 90 days. The “average effective portfolio maturity” of the fund is a weighted average of all the maturities of the securities in the portfolio, computed by weighting each security’s effective maturity, as estimated by the subadviser, by the market value of the security.

In addition, the fund will not purchase a security if, at the time of purchase, the security has a remaining final maturity, taking into account demand features and any interest reset provisions, of more than 397 days.

The fund invests only in securities that, at the time of purchase, are rated in one of the top two short-term rating categories (which may include gradations within each category) by one or more rating agencies followed by the fund or, if unrated, are determined by the subadviser to be of comparable credit quality. However, the fund intends to limit its investment in securities that, at the time of purchase, are rated in the second highest short-term rating category (or, if unrated, determined by the subadviser to be of comparable credit quality) to not more than 5% of its total assets.

The fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share.
Principal risks
Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have been historically low, so the fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund. The maturity of a security may be significantly longer than its duration. A security’s maturity may be more relevant than its duration in determining the security’s sensitivity to other factors such as changes in credit quality or in the yield premium that the market may establish for certain types of securities.

Market events risk. In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrading of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline.

Financial services industry risk. The fund is more susceptible to any economic, business, political, regulatory or other developments that adversely affect issuers in the financial services industry than a fund that does not concentrate its investments in the financial services industry. Economic downturns, credit losses and severe price competition, among other things, can negatively affect this industry. The profitability of financial services companies is dependent on the availability and cost of capital and can be significantly affected by changes in interest rates and monetary policy. Financial services companies are also subject to extensive government regulation, including policy and legislative changes in the United States and other countries that are changing many aspects of financial regulation. Financial services companies will be particularly affected by these changes in regulation, and the impact of these changes on any individual company or on the industry as a whole may not be fully known for some time.

Liquidity risk. Some assets held by the fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss. The fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Prepayment or call risk. Many issuers have a right to prepay their fixed income securities. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The fund may also lose any premium it paid on prepaid securities.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Risk of investing in fewer issuers. To the extent the fund invests its assets in a small number of issuers, the fund will be more susceptible to negative events affecting those issuers.

Yield risk. The amount of income received by the fund will go up or down depending on variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed.

Redemption risk. The fund may experience heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Portfolio management risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the subadviser. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of the fund.

Not a money market fund. The fund is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal conditions, the fund’s investments may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk and other risks relevant to the fund’s investments. The fund does not attempt to maintain a stable net asset value. Therefore, the fund’s net asset value per share will fluctuate.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, the subadviser and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information (“SAI”).
Performance
The fund commenced operations on January 5, 2015. Once the fund has a performance record of at least one calendar year, the fund’s performance will be included in its Prospectus. The fund will make updated performance information, including its current net asset value, available at www.leggmason.com/mutualfunds (select fund and share class), or by calling the fund at 1-877-721-1926.